Advances for vessels under construction and acquisition of vessels	6 Months Ended
Jun. 30, 2015
Advances for vessels under construction and acquisition of vessels [Abstract]
Advances for vessels under construction and acquisition of vessels:
6.      Advances for vessels under construction and acquisition of vessels:

	December 31, 2014	June 30, 2015

Pre-delivery yard installments	$270,947	$206,997
Fair value adjustment (Note 1)	137,923	86,400
Bareboat capital leases - upfront hire and handling fees	31,467	44,551
Capitalized interest and finance costs	10,654	14,636
Other capitalized costs (Note 3)	3,542	4,554
Advances for secondhand vessels	79	-
Impairment charge	-	(19,467)
Total	$454,612	$337,671

As summarized in the relevant table of Note 1, as of June 30, 2015 the Company was party to 25 newbuilding contracts for the construction of dry bulk carriers of various types, 14 of which were assumed as part of the Merger and the Pappas Transaction.  As of June 30, 2015, the total aggregate remaining contracted price for the 25 newbuilding vessels plus agreed additional amounts was $577,868 (giving effect to the renegotiated prices and delivery dates of certain of the Company's newbuilding vessels disclosed in Notes 15(a) and (b)), payable in periodic installments up to their deliveries, of which $500,681 is payable during the next twelve months ending June 30, 2016 and the remaining $77,187 is payable during the twelve months ending June 30, 2017.
On February 17, 2014, the Company entered into separate bareboat charter party contracts with CSSC (Hong Kong) Shipping Company Limited, or CSSC, an affiliate of Shanghai Waigaoqiao Shipbuilding Co., Ltd. (“SWS”), a Chinese shipyard, to bareboat charter for ten years two fuel efficient newbuilding Newcastlemax dry bulk vessels (the 'CSSC Vessels”), each with a cargo carrying capacity of 208,000 dwt. The vessels are being constructed pursuant to shipbuilding contracts entered into between two pairings of affiliates of SWS. Each pair has one shipyard party (each, an “SWS Builder”) and one ship-owning entity (each an “SWS Owner”). Delivery to the Company of each vessel is deemed to occur upon delivery of the vessel to the SWS Owner from the corresponding SWS Builder. Pursuant to the terms of the bareboat charters, the Company is required to pay upfront fees, corresponding to the pre-delivery installments to the shipyard. An amount of $47,200 and $46,400, respectively, for the construction cost of each vessel, corresponding to the last pre-delivery and delivery installment to the shipyard, will be financed by the relevant SWS Owner, to whom the Company will pay a daily bareboat charter hire rate payable monthly plus a variable amount. In addition, the Company will pay an installment of $300 plus an additional amount of $669 for agreed extra costs for both vessels. In addition, the Company is also obliged to pay an amount of $936 representing handling fees in two installments. The first installment of $462 was paid upon the signing of the bareboat charters, and the second installment is due in one year. Under the terms of the bareboat charters, the Company has the option to purchase the CSSC Vessels at any time, such option being exercisable on a monthly basis against pre-determined, amortizing-during-the-charter-period prices whilst it has a respective obligation of purchasing the vessels at the expiration of the bareboat term at a purchase price of $14,160 and $13,919, respectively. Upon the earlier of the exercise of the purchase options or the expiration of the bareboat charters, the Company will own the CSSC Vessels.
In addition, following the completion of the Merger and the Pappas Transactions, the Company assumed bareboat charters with respect to five newbuilding vessels being built at SWS for subsidiaries of Oceanbulk at the time of Merger.
 On December 27, 2013, subsidiaries of Oceanbulk had entered into separate bareboat charter party contracts with affiliates of SWS for ten-year bareboat charters of five newbuilding 208,000 dwt Newcastlemax vessels. The vessels are being constructed pursuant to shipbuilding contracts entered into between five pairings of affiliates of SWS.  Each pair has one shipyard party (each, an “SWS Builder”) and one ship-owning entity (each an “SWS Owner”). Delivery of each vessel to the Company is deemed to occur upon delivery of the vessel to the SWS Owner from the corresponding SWS Builder. Pursuant to the terms of the bareboat charter, the Company is required to pay upfront fees, corresponding to the pre-delivery installments to the shipyard. An amount of $46,400 for the construction cost of each vessel, corresponding to the delivery installment to the shipyard, will be financed by the relevant SWS Owner, to whom the Company will pay a daily bareboat charter hire rate payable monthly plus a variable amount payable every six months and a one-time handling fee of $464. In addition, the Company will pay for the five newbuilding vessels an aggregate amount of $1,680 for agreed extra costs. After each vessel's delivery, the Company has monthly purchase options to acquire the vessel at pre-determined, amortizing-during-the-charter-period prices. At the end of the ten-year charter period for each vessel, the Company has the obligation to purchase the vessel at a purchase price of $13,919. Upon the earlier of the exercise of the purchase options or the expiration of the bareboat charters, the Company will own the five vessels.
Based on applicable accounting guidance, the Company determined that the bareboat charters with the affiliates of SWS and CSSC should be classified as capital leases. Therefore, the amount of $15,669 paid during the six months ended June 30, 2015, representing the installments for the upfront hire and handling fees of the newbuilding vessels, including for those vessel delivered during this period, has been capitalized. In addition, based on the lease agreement provisions, the Company is not deemed to bear substantially all of the construction period risk and therefore is not considered the owner of the vessels during the construction period. Therefore, each of the above bareboat charters is not considered a sales type lease and will not be accounted for as a sale and leaseback transaction upon the delivery of each newbuilding vessel to the Company, when the lease term is deemed to begin.  At that time the Company will recognize the appropriate financial liability and financial asset in accordance with the applicable capital lease accounting guidance.
During the six month period ended June 30, 2015, the Company entered into a cancellation agreement with a shipyard for the cancellation of a shipbuilding contract for a newbuilding vessel, which was previously scheduled to be delivered to the Company in June 2016 under a bareboat charter agreement. Under this cancellation agreement, the Company has no obligation to compensate the shipyard or the bareboat charterer for this cancelled vessel. In connection with the respective cancellation an impairment of $3,009 was recorded, which includes a $2,500 write-off of the fair value adjustment recognized upon the Merger. (Note 1).
During the six month period ended June 30, 2015, the Company entered into an agreement with a third party to sell one of its newbuilding vessels upon its delivery to the Company, which is expected to take place in 2016. In connection with this sale, an impairment charge of $16,458 was recorded, which includes a $11,300 write-off of the fair value adjustment recognized upon the Merger (Note 1).